INTANGIBLE ASSETS AND GOODWILL - Schedule of Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 25,430	$ 25,481
Accumulated Amortization and Impairments	(20,180)	(18,741)
Net Carrying Amount	5,250	6,740
Indefinite-lived Intangible Assets [Line Items]
Gross Carrying Amount	27,128	27,186
Intangible Assets, Net (Excluding Goodwill)	6,948	8,445
Acquired IPR&D not in service
Indefinite-lived Intangible Assets [Line Items]
Net Carrying Amount	0	7
B&L Trademark
Indefinite-lived Intangible Assets [Line Items]
Net Carrying Amount	$ 1,698	1,698
Product brands
Finite-Lived Intangible Assets [Line Items]
Weighted- Average Remaining Useful Lives (Years)	5 years
Gross Carrying Amount	$ 20,842	20,890
Accumulated Amortization and Impairments	(16,169)	(14,914)
Net Carrying Amount	$ 4,673	5,976
Corporate brands
Finite-Lived Intangible Assets [Line Items]
Weighted- Average Remaining Useful Lives (Years)	6 years
Gross Carrying Amount	$ 902	907
Accumulated Amortization and Impairments	(473)	(404)
Net Carrying Amount	$ 429	503
Product rights/patents
Finite-Lived Intangible Assets [Line Items]
Weighted- Average Remaining Useful Lives (Years)	4 years
Gross Carrying Amount	$ 3,321	3,305
Accumulated Amortization and Impairments	(3,174)	(3,055)
Net Carrying Amount	$ 147	250
Partner relationships
Finite-Lived Intangible Assets [Line Items]
Weighted- Average Remaining Useful Lives (Years)	0 years
Gross Carrying Amount	$ 158	169
Accumulated Amortization and Impairments	(158)	(168)
Net Carrying Amount	$ 0	1
Technology and other
Finite-Lived Intangible Assets [Line Items]
Weighted- Average Remaining Useful Lives (Years)	1 year
Gross Carrying Amount	$ 207	210
Accumulated Amortization and Impairments	(206)	(200)
Net Carrying Amount	$ 1	$ 10